Document And Entity Information	Dec. 02, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Dec. 02, 2025
Entity Registrant Name	Hyperliquid Strategies Inc
Entity Central Index Key	0002078856
Entity Emerging Growth Company	true
Entity File Number	001-42985
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	39-3284080
Entity Address, Address Line One	477 Madison Avenue, 22nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	883-4330
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PURR
Security Exchange Name	NASDAQ
Amendment Description	On December 3, 2025, Hyperliquid Strategies Inc (the “Company”) filed a Current Report on Form 8-K (the “Closing Form 8-K”) announcing the consummation of its previously announced business combination (the “Business Combination”) pursuant to that certain Business Combination Agreement, dated as of July 11, 2025 (as amended on September 22, 2025, the “BCA”), by and among the Company, Sonnet BioTherapeutics Holdings, Inc. (“Sonnet”), Rorschach I LLC, TBS Merger Sub Inc. (“Sonnet Merger Sub”) and Rorschach Merger Sub, LLC. Pursuant to the BCA, among other things, Sonnet Merger Sub was merged with and into Sonnet, with Sonnet surviving such merger as a direct wholly owned subsidiary of the Company. This Amendment No. 1 on Form 8-K/A (this “Amendment”) is being filed solely for the purpose of supplementing Items 9.01(a) and 9.01(b) of the Closing Form 8-K to provide the required financial statements of Sonnet, as specified in Rule 3-05 of Regulation S-X, and the pro forma financial information required in connection with the Business Combination pursuant to Article 11 of Regulation S-X. This Amendment should be read in conjunction with the Closing Form 8-K. The pro forma financial information included as Exhibit 99.2 to this Amendment has been prepared for informational purposes only as required by Form 8-K, and is not intended to, and does not purport to, represent what the Company’s actual results or financial condition would have been if the Business Combination had been consummated on September 30, 2025, and is not intended to project the future results or the financial condition of the Company. Except as set forth herein, no modifications have been made to the information contained in the Closing Form 8-K, and the Company has not updated any information therein to reflect events that have occurred since the date of the Closing Form 8-K.